MARKETABLE SECURITIES	12 Months Ended
Dec. 31, 2019
MARKETABLE SECURITIES
MARKETABLE SECURITIES

NOTE 6 - MARKETABLE SECURITIES

Resolution No. 3,284 of the Central Bank of Brazil establishes that any investments of resources resulting from revenues of public companies and mixed economy companies, which are members of the Indirect Federal Management, may only be invested in foreign investment funds managed by Caixa Econômica Federal – CEF (Federal Savings Bank) and by Banco do Brasil S.A. Accordingly, the Company and its subsidiaries invest their resources in extra-market Funds backed by substantially long-term government bonds, the use of which includes both the short-term corporate investment program, as well as maintaining of the Company's operating cash position.

The breakdown of securities in the funds in which the Company invests is as follows:

CURRENT
Unrestricted Securities	Financial Custodian	Due Date	Indexer	12/31/2019	12/31/2018
LTN (Letra do Tesouro Nacional)	Banco do Brasil	After 90 days	Fixed	5,643,180	4,467,274
LTN (Letra do Tesouro Nacional)	CEF	After 90 days	Fixed	510,379	139,442
NTN- F (Nota do Tesouro Nacional)	Banco do Brasil	After 90 days	Fixed	504,418	40,136
LFT (Letra Financeira do Tesouro)	CEF	After 90 days	Fixed	172,670	49,357
Fixed Income Securities	Banco do Brasil	—	—	1,018,235	694,769
Fixed Income Securities	CEF	—	—	490,037	375,970
Buyback Transactions	Banco do Brasil	—	—	1,803,988	394,086
Buyback Transactions	CEF	—	—	37,311	14,982
Other	—	—	—	155,477	168,665
Subtotal				10,335,695	6,344,681

Restricted Securities - FEN (b)	CEF	—	Fixed	90,675	63,423

Total Current				10,426,370	6,408,104

NON-CURRENT
Securities	12/31/2019	12/31/2018
Participation Certificates (a)	372,841	291,701
Other	34,230	2,132
Total Non-Current	407,071	293,833

a)Participation Certificates

Marketable securities acquired as a result of the restructuring of the Company's investment in the subsidiary INVESTCO S.A. These assets guarantee annual income equivalent to 10% of the profits of the companies Lajeado Energia, Paulista Lajeado and CEB Lajeado, paid together with the dividends, and will be redeemed at the expected maturity of October 2032, upon their conversion into preferred shares of the capital stock of these companies. These securities are adjusted to present value.

b)Fundo de Energia do Nordeste (FEN - Northeast Energy Fund)

Sector fund, created by Provisional Measure No. 677/2015, converted into Law No. 13,182, of 11/03/2015. Resources reverted to the Fund are calculated as the difference between the price paid by large consumers to Chesf and the cost of power generation, under the terms of the legislation, in order to provide funds for the implementation of electric power projects in the Northeast of Brazil through SPEs. Chesf will use the funds of this fund for the acquisition/creation of these SPEs and its equity interest may be up to 49% of the equity of these companies.